Changes in disclosures - Summary of reconcile the changes in presentation in prior years for comparative effects on the consolidated statement of financial position (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information Reconcile The Changes In Presentation In Prior Years For Comparative Effects On The Consolidated Statement Of Financial Position Explanatory [Line Items]
Loans and borrowings	$ 122,582
Taxes and interest payable	46,267
As Previously reported [Member]
Disclosure Of Detailed Information Reconcile The Changes In Presentation In Prior Years For Comparative Effects On The Consolidated Statement Of Financial Position Explanatory [Line Items]
Loans and borrowings	117,238
Taxes and interest payable	51,611
Reclasification [Member]
Disclosure Of Detailed Information Reconcile The Changes In Presentation In Prior Years For Comparative Effects On The Consolidated Statement Of Financial Position Explanatory [Line Items]
Loans and borrowings	5,344
Taxes and interest payable	$ (5,344)